Additional Financial Information - Other Assets and Other Accrued Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Other current assets
Prepaid expenses and other	$ 35.8	$ 34.8	$ 36.0
Restricted cash		43.7	27.5
Contract assets		59.9	63.5
Tax credits receivable	218.4	199.1	129.5
Other current assets	373.0	373.1	256.5
Interest rate swap assets		35.6	0.0
Restricted cash	36.6	43.7	27.5
Contract assets	54.1	59.9
Interest rate swap assets	28.1	35.6
Other non-current assets
Prepaid expenses and other		18.3	7.4
Restricted cash		13.7	13.0
Accounts receivable	82.6	111.7	37.8
Contract assets		3.2	5.1
Tax credits receivable	356.5	361.7	341.8
Operating lease right-of-use assets	318.3	344.3	116.8
Interest rate swap assets		0.0	41.1
Other non-current assets	789.1	852.9	563.0
Prepaid expenses and other	14.9	18.3
Restricted cash	12.8	13.7	$ 13.0
Contract assets	$ 4.0	$ 3.2